First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 22.5%
	Automobiles – 0.3%
6,850	Ford Motor Co.	6.00%	12/01/59	$158,920
129,425	Ford Motor Co. (a)	6.50%	08/15/62	3,174,795
				3,333,715
	Banks – 1.6%
213,263	Bank of America Corp., Series KK (b)	5.38%	(c)	5,003,150
59,031	Citizens Financial Group, Inc.	7.38%	(c)	1,508,832
123,343	KeyCorp (b) (d)	6.20%	(c)	2,828,255
207,416	Pinnacle Financial Partners, Inc., Series B (b)	6.75%	(c)	4,984,206
85,776	US Bancorp, Series K (b)	5.50%	(c)	2,059,482
104,350	Wintrust Financial Corp., Series E (b) (d)	6.88%	(c)	2,597,272
				18,981,197
	Capital Markets – 3.7%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	560,718
173,946	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,930,990
341,321	Affiliated Managers Group, Inc. (b)	6.75%	03/30/64	8,587,636
82,679	Brookfield Oaktree Holdings, LLC, Series A (b)	6.63%	(c)	1,832,993
16,544	Brookfield Oaktree Holdings, LLC, Series B	6.55%	(c)	363,637
472,118	Carlyle Finance LLC	4.63%	05/15/61	8,649,202
187,198	KKR Group Finance Co., IX LLC	4.63%	04/01/61	3,603,562
285,000	Morgan Stanley, Series Q	6.63%	(c)	7,370,100
374,310	TPG Operating Group II, L.P. (b)	6.95%	03/15/64	9,616,024
				43,514,862
	Consumer Finance – 0.2%
5,099	Capital One Financial Corp., Series I	5.00%	(c)	99,584
90,291	Capital One Financial Corp., Series J (b)	4.80%	(c)	1,691,150
				1,790,734
	Diversified REITs – 0.3%
168,343	Global Net Lease, Inc., Series A (a)	7.25%	(c)	3,616,008
	Diversified Telecommunication Services – 0.4%
246,028	AT&T, Inc., Series C (b)	4.75%	(c)	4,893,497
	Electric Utilities – 1.6%
80,866	SCE Trust IV, Series J (b) (d)	5.38%	(c)	1,937,549
63,920	SCE Trust V, Series K (b) (d)	5.45%	(c)	1,549,421
38,168	SCE Trust VI	5.00%	(c)	746,948
383,132	SCE Trust VII, Series M (b)	7.50%	(c)	10,026,564
192,000	SCE Trust VIII, Series N	6.95%	(c)	4,865,280
				19,125,762
	Financial Services – 0.9%
458,137	Equitable Holdings, Inc., Series A (b)	5.25%	(c)	10,051,526
10,702	Jackson Financial, Inc. (d)	8.00%	(c)	276,004
8,600	Voya Financial, Inc., Series B (b) (d)	5.35%	(c)	210,442
				10,537,972
	Food Products – 0.1%
43,276	CHS, Inc., Series 3 (b)	6.75%	(c)	1,071,514
	Gas Utilities – 0.4%
281,492	South Jersey Industries, Inc.	5.63%	09/16/79	4,118,569

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.6%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	$3,837,719
161,321	Brookfield Renewable Partners, L.P., Series 17 (b)	5.25%	(c)	3,058,646
				6,896,365
	Insurance – 8.9%
441,475	AEGON Funding Co., LLC (b)	5.10%	12/15/49	9,399,003
585,854	American National Group, Inc., Series A (b) (d)	5.95%	(c)	14,382,716
253,195	American National Group, Inc., Series B (b) (d)	6.63%	(c)	6,291,896
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,049,956
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,367,680
191,941	Arch Capital Group Ltd., Series G (b)	4.55%	(c)	3,675,670
12,210	Argo Group International Holdings, Inc. (d)	7.00%	(c)	303,663
66,549	Aspen Insurance Holdings Ltd. (b)	5.63%	(c)	1,327,653
346,650	Aspen Insurance Holdings Ltd. (b)	5.63%	(c)	6,874,069
286,000	Athene Holding Ltd. (b) (d)	7.25%	03/30/64	7,207,200
95,348	Athene Holding Ltd., Series A (b) (d)	6.35%	(c)	2,312,189
52,936	Athene Holding Ltd., Series D	4.88%	(c)	967,670
516,282	Athene Holding Ltd., Series E (b) (d)	7.75%	(c)	13,330,401
116,238	CNO Financial Group, Inc.	5.13%	11/25/60	2,303,837
584,250	Delphi Financial Group, Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (a) (b) (e)	8.77%	05/15/37	13,218,656
415,053	F&G Annuities & Life, Inc. (b)	7.95%	12/15/53	10,832,883
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,527,564
114,134	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	2,023,596
				104,396,302
	Multi-Utilities – 0.7%
109,090	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. Synthetic USD LIBOR + 4.01% (a) (b) (e)	9.60%	07/01/79	2,746,886
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,353,420
84,780	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,611,668
5,032	Sempra	5.75%	07/01/79	118,302
				7,830,276
	Real Estate Management & Development – 0.8%
299,946	Brookfield Property Partners, L.P., Series A	5.75%	(c)	3,776,320
353,120	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	4,804,198
23,528	DigitalBridge Group, Inc., Series I (b)	7.15%	(c)	530,792
1,939	DigitalBridge Group, Inc., Series J	7.13%	(c)	43,724
				9,155,034
	Specialized REITs – 0.0%
17,466	National Storage Affiliates Trust, Series A (b)	6.00%	(c)	391,937
	Wireless Telecommunication Services – 2.0%
179,075	United States Cellular Corp.	6.25%	09/01/69	3,927,115
491,222	United States Cellular Corp.	5.50%	03/01/70	10,020,929
477,108	United States Cellular Corp.	5.50%	06/01/70	9,733,003
				23,681,047
	Total $25 Par Preferred Securities			263,334,791
	(Cost $288,648,385)
$1,000 PAR PREFERRED SECURITIES – 3.5%
	Banks – 3.5%
7,627	Bank of America Corp., Series L	7.25%	(c)	9,129,596

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Banks (Continued)
26,803	Wells Fargo & Co., Series L	7.50%	(c)	$32,237,308
	Total $1,000 Par Preferred Securities			41,366,904
	(Cost $45,974,536)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage REITs – 1.1%
12	FT Real Estate Securities Co., Inc. (f) (g) (h)	9.50%	(c)	12,480,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 116.9%
	Banks – 61.5%
$7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	9.38%	(c)	8,537,711
11,900,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (d) (i)	6.50%	(c)	11,883,672
3,300,000	Banco de Credito e Inversiones S.A. (d) (i) (j)	8.75%	(c)	3,475,576
2,000,000	Banco de Credito e Inversiones S.A. (d) (i) (k)	8.75%	(c)	2,106,410
5,700,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.50%	(c)	5,617,703
8,000,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.63%	(c)	8,006,448
7,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.38%	(c)	7,617,449
10,800,000	Banco Santander S.A. (d) (i)	4.75%	(c)	9,981,480
26,800,000	Banco Santander S.A. (b) (d) (i)	9.63%	(c)	29,249,815
11,400,000	Banco Santander S.A. (b) (d) (i)	9.63%	(c)	13,040,004
29,385,000	Bank of America Corp., Series TT (b) (d)	6.13%	(c)	29,511,679
1,360,000	Bank of America Corp., Series X (b) (d)	6.25%	(c)	1,362,141
21,040,000	Bank of Montreal (b) (d)	7.70%	05/26/84	21,708,883
6,100,000	Bank of Montreal (d)	7.30%	11/26/84	6,174,957
16,920,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	17,965,673
19,466,000	Bank of Nova Scotia (The) (d)	8.00%	01/27/84	20,436,824
1,300,000	Barclays PLC (d) (i)	4.38%	(c)	1,130,812
34,000,000	Barclays PLC (b) (d) (i)	8.00%	(c)	35,004,632
8,700,000	Barclays PLC (d) (i)	9.63%	(c)	9,523,037
8,550,000	BBVA Bancomer S.A. (a) (d) (i) (j)	5.88%	09/13/34	8,148,660
9,900,000	BBVA Bancomer S.A. (d) (i) (j)	8.45%	06/29/38	10,460,102
12,800,000	BNP Paribas S.A. (d) (i) (j)	4.63%	(c)	10,752,660
17,710,000	BNP Paribas S.A. (b) (d) (i) (j)	7.75%	(c)	18,285,534
5,100,000	BNP Paribas S.A. (d) (i) (j)	8.00%	(c)	5,253,382
23,200,000	BNP Paribas S.A. (b) (d) (i) (j)	8.50%	(c)	24,392,202
4,000,000	BNP Paribas S.A. (b) (d) (i) (j)	9.25%	(c)	4,301,700
1,200,000	Citigroup, Inc., Series AA (b) (d)	7.63%	(c)	1,250,978
6,000,000	Citigroup, Inc., Series BB (b) (d)	7.20%	(c)	6,164,034
8,100,000	Citigroup, Inc., Series DD (b) (d)	7.00%	(c)	8,236,945
50,000	Citigroup, Inc., Series M, 3 Mo. CME Term SOFR + CSA + 3.42% (e)	9.01%	(c)	50,058
200,000	Citigroup, Inc., Series P (b) (d)	5.95%	(c)	198,819
2,314,000	Citigroup, Inc., Series X (b) (d)	3.88%	(c)	2,198,858
21,800,000	Citigroup, Inc., Series Z (b) (d)	7.38%	(c)	22,409,240
6,500,000	Citizens Financial Group, Inc., Series F (b) (d)	5.65%	(c)	6,392,842
607,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(c)	552,092
4,000,000	CoBank ACB (d)	7.25%	(c)	4,093,120
18,651,000	CoBank ACB, Series I (b) (d)	6.25%	(c)	18,480,700
9,395,000	CoBank ACB, Series K (b) (d)	6.45%	(c)	9,351,466
2,800,000	Commerzbank AG (d) (i) (k)	7.00%	(c)	2,786,980
2,000,000	Farm Credit Bank of Texas (d)	7.75%	(c)	2,041,536

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,450,000	Farm Credit Bank of Texas, Series 3 (a) (d) (j)	6.20%	(c)	$3,294,750
400,000	Farm Credit Bank of Texas, Series 4 (b) (d) (j)	5.70%	(c)	397,494
4,706,000	Fifth Third Bancorp, Series L (b) (d)	4.50%	(c)	4,585,307
25,100,000	HSBC Holdings PLC (b) (d) (i)	8.00%	(c)	26,591,768
200,000	ING Groep N.V. (b) (d) (i)	6.50%	(c)	199,492
9,815,000	ING Groep N.V. (b) (d) (i) (k)	7.50%	(c)	9,999,522
7,085,000	ING Groep N.V. (b) (d) (i) (k)	8.00%	(c)	7,433,910
28,550,000	Intesa Sanpaolo S.p.A. (b) (d) (i) (j)	7.70%	(c)	28,586,400
30,600,000	JPMorgan Chase & Co., Series NN (b) (d)	6.88%	(c)	31,694,055
200,000	Lloyds Banking Group PLC (d) (i)	6.75%	(c)	200,453
200,000	Lloyds Banking Group PLC (b) (d) (i)	7.50%	(c)	201,204
24,067,000	Lloyds Banking Group PLC (b) (d) (i)	8.00%	(c)	25,049,415
10,150,000	NatWest Group PLC (b) (d) (i)	8.00%	(c)	10,268,836
4,500,000	NatWest Group PLC (d) (i)	8.13%	(c)	4,670,833
9,934,000	PNC Financial Services Group (The), Inc., Series U (b) (d)	6.00%	(c)	9,818,788
8,636,000	PNC Financial Services Group (The), Inc., Series V (b) (d)	6.20%	(c)	8,635,172
14,390,000	PNC Financial Services Group (The), Inc., Series W (b) (d)	6.25%	(c)	14,064,010
16,000,000	Royal Bank of Canada (b) (d)	7.50%	05/02/84	16,656,608
6,370,000	Societe Generale S.A. (d) (i) (j)	5.38%	(c)	5,318,426
20,300,000	Societe Generale S.A. (b) (d) (i) (j)	9.38%	(c)	20,871,709
8,000,000	Societe Generale S.A. (b) (d) (i) (j)	10.00%	(c)	8,466,520
200,000	Standard Chartered PLC (b) (d) (i) (j)	4.30%	(c)	171,356
65,000	Standard Chartered PLC (d) (k)	7.01%	(c)	66,256
8,500,000	Standard Chartered PLC (b) (d) (i) (j)	7.88%	(c)	8,635,609
5,660,000	Sumitomo Mitsui Financial Group, Inc. (d) (i)	6.60%	(c)	5,716,028
1,000,000	Swedbank AB (d) (i) (k)	7.63%	(c)	1,009,375
7,400,000	Swedbank AB (d) (i) (k)	7.75%	(c)	7,553,226
19,960,000	Toronto-Dominion Bank (The) (a) (d)	8.13%	10/31/82	20,860,176
17,277,000	Wells Fargo & Co. (b) (d)	6.85%	(c)	17,528,024
13,000,000	Wells Fargo & Co. (b) (d)	7.63%	(c)	13,860,227
				720,541,763
	Capital Markets – 7.5%
9,300,000	Ares Finance Co. III LLC (a) (b) (d) (j)	4.13%	06/30/51	8,733,800
2,572,000	Charles Schwab (The) Corp., Series G (b) (d)	5.38%	(c)	2,548,331
1,500,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(c)	1,268,247
660,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(c)	617,159
2,200,000	Charles Schwab (The) Corp., Series K (b) (d)	5.00%	(c)	2,080,586
28,250,000	Credit Suisse Group AG, Claim (l) (m)			3,390,000
6,400,000	Credit Suisse Group AG, Claim (l) (m)			768,000
15,730,000	Credit Suisse Group AG, Claim (l) (m)			1,887,600
19,220,000	Credit Suisse Group AG, Claim (l) (m)			2,306,400
20,500,000	Deutsche Bank AG, Series 2020 (b) (d) (i)	6.00%	(c)	19,695,922
7,900,000	Goldman Sachs Group (The), Inc., Series W (b) (d)	7.50%	(c)	8,284,288
17,496,000	Goldman Sachs Group (The), Inc., Series X (b) (d)	7.50%	(c)	18,076,185
8,064,000	State Street Corp., Series I (b) (d)	6.70%	(c)	8,092,748
10,130,000	State Street Corp., Series J (d)	6.70%	(c)	10,142,336
				87,891,602
	Construction Materials – 0.7%
7,800,000	Cemex S.A.B. de C.V. (d) (j)	9.13%	(c)	8,418,041
	Electric Utilities – 6.2%
11,170,000	American Electric Power Co., Inc. (a) (d)	6.95%	12/15/54	11,326,983
8,130,000	American Electric Power Co., Inc. (a) (d)	7.05%	12/15/54	8,240,219

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$7,950,000	American Electric Power Co., Inc. (a) (b) (d)	3.88%	02/15/62	$7,438,351
25,000	Edison International, Series A (d)	5.38%	(c)	24,491
6,976,000	Emera, Inc., Series 16-A (a) (d)	6.75%	06/15/76	6,965,545
13,000,000	Entergy Corp. (b) (d)	7.13%	12/01/54	13,038,454
7,140,000	EUSHI Finance, Inc. (b) (d) (j)	7.63%	12/15/54	7,292,337
13,465,000	NextEra Energy Capital Holdings, Inc. (b) (d)	6.75%	06/15/54	14,030,032
4,335,000	NextEra Energy Capital Holdings, Inc. (b) (d)	6.70%	09/01/54	4,416,177
				72,772,589
	Financial Services – 3.5%
15,000,000	American AgCredit Corp. (b) (d) (j)	5.25%	(c)	14,700,000
9,350,000	Capital Farm Credit ACA, Series 1 (b) (d) (j)	5.00%	(c)	9,116,251
3,800,000	Compeer Financial ACA (b) (d) (j)	4.88%	(c)	3,705,000
13,150,000	Corebridge Financial, Inc. (a) (b) (d)	6.88%	12/15/52	13,391,263
				40,912,514
	Food Products – 4.4%
6,000,000	Dairy Farmers of America, Inc. (b) (f)	7.13%	(c)	6,126,600
7,329,000	Land O’Lakes Capital Trust I (a) (b) (f)	7.45%	03/15/28	7,152,353
10,000,000	Land O’Lakes, Inc. (a) (b) (j)	7.25%	(c)	8,299,879
33,000,000	Land O’Lakes, Inc. (b) (j)	8.00%	(c)	29,328,750
				50,907,582
	Independent Power & Renewable Electricity Producers – 0.9%
10,200,000	AES (The) Corp. (b) (d)	7.60%	01/15/55	10,383,294
	Insurance – 14.1%
3,000,000	Aegon Ltd. (a) (d)	5.50%	04/11/48	2,932,435
17,585,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	17,892,027
5,150,000	Assured Guaranty Municipal Holdings, Inc. (a) (d) (j)	6.40%	12/15/36	4,605,133
11,232,000	AXIS Specialty Finance LLC (a) (b) (d)	4.90%	01/15/40	10,493,253
4,000,000	CNP Assurances SACA (d) (i) (k)	4.88%	(c)	3,438,315
8,469,000	Enstar Finance LLC (a) (d)	5.50%	01/15/42	7,580,840
15,300,000	Fortegra Financial Corp. (a) (b) (d) (f)	8.50%	10/15/57	14,746,325
22,122,000	Global Atlantic Fin Co. (a) (d) (j)	4.70%	10/15/51	20,757,478
8,499,000	Global Atlantic Fin Co. (d) (j)	7.95%	10/15/54	8,646,357
29,237,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (e) (j)	7.71%	02/12/47	26,348,862
8,183,000	Kuvare US Holdings, Inc. (b) (d) (j)	7.00%	02/17/51	8,203,458
2,000,000	La Mondiale SAM (d) (k)	5.88%	01/26/47	1,986,595
9,500,000	Lancashire Holdings Ltd. (b) (d) (k)	5.63%	09/18/41	8,748,906
11,204,000	Liberty Mutual Group, Inc. (a) (b) (d) (j)	4.13%	12/15/51	10,489,995
2,465,000	Liberty Mutual Group, Inc. (j)	4.30%	02/01/61	1,552,559
5,125,000	Lincoln National Corp., Series C (b) (d)	9.25%	(c)	5,543,687
2,442,000	Nationwide Financial Services Capital Trust (a) (m)	7.90%	03/01/37	2,451,021
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,955,623
6,273,000	Prudential Financial, Inc. (a) (d)	6.00%	09/01/52	6,294,692
				165,667,561
	Multi-Utilities – 6.7%
32,782,000	Algonquin Power & Utilities Corp. (a) (b) (d)	4.75%	01/18/82	30,000,710
9,200,000	Dominion Energy, Inc., Series A (b) (d)	6.88%	02/01/55	9,554,011
5,100,000	Dominion Energy, Inc., Series B (d)	7.00%	06/01/54	5,368,759
5,146,000	NiSource, Inc. (b) (d)	6.95%	11/30/54	5,231,328
22,353,000	Sempra (b) (d)	4.13%	04/01/52	20,736,929

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
$8,028,000	Sempra (b) (d)	6.88%	10/01/54	$8,062,371
				78,954,108
	Oil, Gas & Consumable Fuels – 10.8%
27,810,000	Enbridge, Inc. (a) (b) (d)	6.25%	03/01/78	26,768,640
8,800,000	Enbridge, Inc. (b) (d)	8.50%	01/15/84	9,646,269
14,890,000	Enbridge, Inc., Series 16-A (a) (b) (d)	6.00%	01/15/77	14,529,915
15,150,000	Enbridge, Inc., Series 20-A (b) (d)	5.75%	07/15/80	14,397,878
2,543,000	Energy Transfer, L.P., Series B (b) (d)	6.63%	(c)	2,502,721
4,476,000	Energy Transfer, L.P., Series F (b) (d)	6.75%	(c)	4,458,176
20,255,000	Energy Transfer, L.P., Series G (b) (d)	7.13%	(c)	20,241,077
7,145,000	Energy Transfer, L.P., Series H (b) (d)	6.50%	(c)	7,116,223
494,000	Enterprise Products Operating LLC (d)	5.38%	02/15/78	468,003
21,650,000	Transcanada Trust (a) (b) (d)	5.50%	09/15/79	20,208,134
6,450,000	Transcanada Trust (a) (b) (d)	5.60%	03/07/82	5,990,506
				126,327,542
	Retail REITs – 0.6%
1,200,000	Scentre Group Trust 2 (a) (d) (j)	4.75%	09/24/80	1,169,111
6,450,000	Scentre Group Trust 2 (a) (b) (d) (j)	5.13%	09/24/80	6,112,176
				7,281,287
	Trading Companies & Distributors – 0.0%
54,000	Aircastle Ltd. (b) (d) (j)	5.25%	(c)	53,046
	Total Capital Preferred Securities			1,370,110,929
	(Cost $1,406,121,591)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.6%
	Insurance – 2.6%
29,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (7.63% cash or 8.38% PIK) (a) (b) (j) (n)	7.63%	10/15/25	30,250,074
	(Cost $29,953,555)

	Total Investments – 146.6%	1,717,542,698
	(Cost $1,786,688,067)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (8.5)%
(100,000,000)	Scotia Bank, due 10/25/24, 1 month CME Term SOFR + CSA + 65bps	(100,000,000)
	Outstanding Loan – (41.3)%	(484,000,000)
	Net Other Assets and Liabilities – 3.2%	38,001,378
	Net Assets – 100.0%	$1,171,544,076

(a)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At July 31, 2024, securities noted as such are valued at $197,213,154.

(b)	All or a portion of this security serves as collateral on the outstanding loan. At July 31, 2024, the segregated value of these securities amounts to $892,911,817.
(c)	Perpetual maturity.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(e)	Floating or variable rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2024, securities noted as such are valued at $12,480,000 or 1.1% of net assets.

(h)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(i)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2024, securities noted as such amounted to $423,634,288 or 24.1% of managed assets. Of these securities, 9.4% originated in emerging markets, and 90.6% originated in foreign markets.

(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At July 31, 2024, securities noted as such amounted to $389,835,987 or 33.3% of net assets.

(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Claim pending with the administrative court of Switzerland.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(n)	The issuer will pay interest in cash and/or in PIK interest.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Capital Markets	$43,514,862	$36,144,762	$7,370,100	$—
Gas Utilities	4,118,569	—	4,118,569	—
Insurance	104,396,302	81,232,446	23,163,856	—
Other Industry Categories*	111,305,058	111,305,058	—	—
$1,000 Par Preferred Securities*	41,366,904	41,366,904	—	—
$1,000,000 Par Preferred Securities*	12,480,000	—	—	12,480,000
Capital Preferred Securities*	1,370,110,929	—	1,370,110,929	—
Foreign Corporate Bonds and Notes*	30,250,074	—	30,250,074	—
Total Investments	$1,717,542,698	$270,049,170	$1,435,013,528	$12,480,000

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2023
$1,000,000 Par Preferred Securities	$12,480,000
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2024
$1,000,000 Par Preferred Securities	12,480,000
Total Level 3 holdings	$12,480,000
There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2024.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Sub-Advisor deemed illiquid, pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Par Amount/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$ 6,000,000	$102.11	$6,000,000	$6,126,600	0.52%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$ 15,300,000	96.38	15,343,870	14,746,325	1.26
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,040,000.00	15,990,000	12,480,000	1.07
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$ 7,329,000	97.59	7,577,508	7,152,353	0.61
				$44,911,378	$40,505,278	3.46%